Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table summarizes the cash components of the restructuring costs. At December 31, 2014 and 2013, restructuring accruals of $0.7 million and $10.6 million, respectively, were included in accrued and other liabilities in the accompanying consolidated balance sheets.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2012	$2,321	$2,466	$137	$4,924
Additional costs in 2013	30,799	372	8,700	39,871
Payments	(22,259)	(1,256)	(7,866)	(31,381)
Release of excess accrual	(1,312)	(1,101)	(460)	(2,873)
Foreign currency translation adjustment	233	(168)	—	65
Balance at December 31, 2013	$9,782	$313	$511	$10,606
Payments	(8,071)	(313)	(511)	(8,895)
Release of excess accrual	(775)	—	—	(775)
Foreign currency translation adjustment	(210)	—	—	(210)
Balance at December 31, 2014	$726	$—	$—	$726